Plant, Equipment and Mining Properties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Beginning Balance	$ 155,406	$ 81,719,000
Additions/ Transfers	12,204,000	18,931,000
Transfer from exploration and evaluation assets		35,005,000
Royalty buyback		21,787,000
Writendowns	(122,000)	(2,078,000)
Effect of movements in exchange rates	(732,000)	42,000
Ending balance	166,756,000	155,406,000
Accumulated Depletion And Depreciation, Beginning Balance	125,365	27,918,000
Accumulated Depletion And Depreciation, Additions / Transfers	4,874,000	3,687,000
Accumulated Depletion And Depreciation, Writedowns	(104,000)	(1,564,000)
Accumulated Depletion And Depreciation, Ending Balance	34,811,000	30,041,000
Net book value	131,945,000	125,365,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	1,234	1,191,000
Additions/ Transfers	41,000	55,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(1,000)	(12,000)
Effect of movements in exchange rates	0	0
Ending balance	1,274,000	1,234,000
Accumulated Depletion And Depreciation, Additions / Transfers	77,000	148,000
Accumulated Depletion And Depreciation, Writedowns	(1,000)	(11,000)
Accumulated Depletion And Depreciation, Ending Balance	856,000	780,000
Net book value	418,000	454,000
Accumulated Depletion And Depreciation, Beginning Balance	780	643,000
Computer Equipment [Member]
Statement [Line Items]
Beginning Balance	1,956	1,763,000
Additions/ Transfers	55,000	200,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(5,000)	(7,000)
Effect of movements in exchange rates	0	0
Ending balance	2,006,000	1,956,000
Accumulated Depletion And Depreciation, Additions / Transfers	216,000	410,000
Accumulated Depletion And Depreciation, Writedowns	(5,000)	(5,000)
Accumulated Depletion And Depreciation, Ending Balance	1,616,000	1,405,000
Net book value	390,000	551,000
Accumulated Depletion And Depreciation, Beginning Balance	1,405	1,000,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	23,591	16,331,000
Additions/ Transfers	6,158,000	8,973,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(96,000)	(1,716,000)
Effect of movements in exchange rates	47,000	3,000
Ending balance	29,700,000	23,591,000
Accumulated Depletion And Depreciation, Additions / Transfers	483,000	1,523,000
Accumulated Depletion And Depreciation, Writedowns	(89,000)	(1,455,000)
Accumulated Depletion And Depreciation, Ending Balance	5,759,000	5,365,000
Net book value	23,941,000	18,226,000
Accumulated Depletion And Depreciation, Beginning Balance		5,297,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Beginning Balance	32,304	28,222,000
Additions/ Transfers	48,000	4,425,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	(20,000)	(343,000)
Effect of movements in exchange rates	2,000	0
Ending balance	32,334,000	32,304,000
Accumulated Depletion And Depreciation, Additions / Transfers	3,599,000	774,000
Accumulated Depletion And Depreciation, Writedowns	(9,000)	(93,000)
Accumulated Depletion And Depreciation, Ending Balance	12,120,000	8,530,000
Net book value	20,214,000	23,774,000
Accumulated Depletion And Depreciation, Beginning Balance	8,530	7,849,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	15,851	14,982,000
Additions/ Transfers	1,249,000	842,000
Transfer from exploration and evaluation assets		0
Royalty buyback		0
Writendowns	0	0
Effect of movements in exchange rates	(15,000)	27,000
Ending balance	17,085,000	15,851,000
Accumulated Depletion And Depreciation, Additions / Transfers	197,000	329,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	3,756,000	3,559,000
Net book value	13,329,000	12,292,000
Accumulated Depletion And Depreciation, Beginning Balance	3,559	3,230,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	80,470	19,230,000
Additions/ Transfers	4,653,000	4,436,000
Transfer from exploration and evaluation assets		35,005,000
Royalty buyback		21,787,000
Writendowns	0	0
Effect of movements in exchange rates	(766,000)	12,000
Ending balance	84,357,000	80,470,000
Accumulated Depletion And Depreciation, Additions / Transfers	302,000	503,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	10,704,000	10,402,000
Net book value	73,653,000	70,068,000
Accumulated Depletion And Depreciation, Beginning Balance	$ 10,402	$ 9,899,000